Vessels, Net	6 Months Ended
Jun. 30, 2020
Property Plant And Equipment [Abstract]
Vessels, net

NOTE 4: VESSELS, NET

Vessels consist of the following:

Vessels	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$348,639	$(5,946)	$342,693
Additions	62,513	—	62,513
Depreciation	—	(9,585)	(9,585)
Balance December 31, 2019	$411,152	$(15,531)	$395,621
Additions/ Transfers to other assets	(696)	—	(696)
Depreciation	—	(5,147)	(5,147)
Balance June 30, 2020	$410,456	$(20,678)	$389,778

Acquisition of Vessels

2019

On April 23, 2019, the Company purchased from an unrelated third party the Navios Constellation, a 2011-built 10,000 TEU containership, for an acquisition cost of $53,360 (including $860 capitalized expenses), pursuant to the exercise of its purchase option in January 2019, based on the memorandum of agreement entered into in November 2018.